SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF INCOME (Tables)	12 Months Ended
Mar. 31, 2012
Amounts Included in Selling, General, Administrative and Others, Net

The following amounts were included in selling, general, administrative and others, net for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Research and Development Costs	¥6,782	¥7,283	¥7,603	$92,720
Advertising Costs	4,203	4,462	4,713	57,476
Shipping and Handling Costs	5,492	5,770	6,180	75,366
Government Grants *	(339)	(1,327)	(954)	(11,634)

*	Government Grants are related to value added tax incentives granted by Parana state in Brazil.